Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 496
2017	421
2018	150
2019	150
2020	150
Intangible assets, net	$ 1,367